Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Taxes [Abstract]
Current taxes	€ (806)	€ (1,127)	€ (1,912)
Deferred taxes	124	133	99
Total	(682)	(994)	(1,813)
Income before tax and investments accounted for using the equity method	€ 3,452	€ 9,941	€ 13,804